OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 365,477	$ 331,993	$ 335,250
America
Disclosure of geographical areas [line items]
Revenue	338,923	311,780	303,106
APAC
Disclosure of geographical areas [line items]
Revenue	11,442	6,537	20,031
EMEA
Disclosure of geographical areas [line items]
Revenue	$ 15,112	$ 13,676	$ 12,113